Schedule of Supplemental Disclosure of Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest
Cash paid for income taxes